Trade other receivables - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables.
ECL in respect of trade and other receivables	$ 1,414	$ 1,512